Document and Entity Information	12 Months Ended
Sep. 27, 2014
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 27, 2014
Trading Symbol	AAPL
Entity Registrant Name	APPLE INC
Entity Central Index Key	0000320193